Concentration of Major Customers	6 Months Ended
Jun. 30, 2026
Concentration of Major Customers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS

Note 9 — CONCENTRATION OF MAJOR CUSTOMERS

Substantially all of the Company’s revenue from services is derived from customers that are located primarily outside Mainland China, including Hong Kong. The Company has a concentration of its revenues from specific customers.

For the six months ended June 30,2026, two customers accounted for 55% and 23% of the Company’s total revenue from the services business. As of June 30,2026, two customers accounted for approximately 67% and 33% of the Company’s total accounts receivable balance.

For the six months ended June 30, 2025, one customer accounted for 100% of the Company’s total revenue from the services business. As of December 31, 2025, three customers accounted for approximately 38%, 37% and 25% of the Company’s total accounts receivable balance. For six months ended June 30, 2025, one customer accounted for 100% of the Company’s total revenue from the services business. As of December 31, 2025, three customers accounted for approximately 38%, 37% and 25% of the Company’s total accounts receivable balance.